New Accounting Pronouncements Not Yet Adopted by the Company - Additional Information (Detail) $ in Thousands	Apr. 01, 2019 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
ROU assets	$ 176,000
Lease liabilities	$ 191,000